Summary of Significant Accounting Policies and Practices (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Grant credit terms	90 days
Allowance for expected credit losses	$ 308,071	$ 308,071	$ 326,813	$ 326,813			$ 13,864
Principal and bearing a fixed interest	30	30			$ 231
Investment fair value	5,596	$ 5,596	6,029	$ 6,029
Closing price (in Dollars per share) | $ / shares		$ 8.68		$ 9.32
Unrealized investment loss and gain	(229)		532
Interest income	792		1,826
Investment fair value	5,596	$ 5,596	6,029	$ 6,029	$ 8.68	$ 9.32
Deferred offering costs			620,193	620,193
Contract liabilities	106,042	106,042	315,411	315,411
Deferred government subsidy	$ 38,656	$ 38,656	38,716	38,716
Salary income percentage	5.00%	5.00%			5.00%
Deferred offering cost	$ 27,903	$ 27,903	14,341	14,341
CODM description	the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
CODM profit (loss), description	The CODM has determined that the Company operates as a single operating segment and uses net income (loss) as measures of profit or loss when making decisions regarding resource allocation and performance assessment.
Number of operating segments (in Segment) | Segment	1
Investments in Marketable Equity Securities [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Interest income	$ 204		356
Government Subsidies [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Interest income			17,090
HONG KONG
Summary of Significant Accounting Policies and Practices [Line Items]
Deferred government subsidy	38,656	$ 38,656	$ 38,716	$ 38,716				$ 38,506
Employee Benefit Plan [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income amount	$ 3,832